Warrants (Details Textual) - $ / shares	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
Warrants (Details) [Line Items]
Purchase warrants of common stock		500,000
Warrants, description		15, these warrants were issued as compensation for a four-year advisory agreement.
Issuance of warrants	500,000
Warrants strike price	$ 0.50
Warrants and rights outstanding term	5 years		4 years
Warrant volatility rate	107.93%
Warrant risk free rate	0.29%
Mr. Folkson [Member]
Warrants (Details) [Line Items]
Warrants, description		Folkson received warrants to acquire 400,000 shares of NGTF stock on February 4, 2021, at a strike price of $.30, and with a term of twelve (12) months from the date of that agreement. The Warrants include a provision for cashless exercise and will expire if not exercised within the twelve month term. The Company valued these warrants using the Black Scholes model utilizing a 107.93% volatility and a risk-free rate of 0.50%.
Advisory Agreement [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Vested shares		150,000
Vested date		Jul. 24, 2018
Advisory Agreement One [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Vested shares		150,000
Vested date		Jul. 24, 2019
AdvisoryAgreementsThreeMember | Warrant [Member]
Warrants (Details) [Line Items]
Vested shares		50,000
Vested date		Jul. 24, 2021
Advisory Agreement Three [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Vested shares		150,000
Vested date		Jul. 24, 2020